Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Cash disposed	$ 1	$ 13	$ 0
Cash acquired from acquisition	13	617	63
Dividends paid to non-controlling shareholders	$ 119	$ 141	$ 61